CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Shares to be issued	Broker warrants	Contributed surplus	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total
Beginning Balance at Dec. 31, 2021	€ 100,285	€ 13,746	€ 38	€ 18,385	€ (68,743)	€ 2,484	€ 66,195
Shares issued as consideration	1,426						1,426
Shares issued as deferred consideration	6,764	(6,764)
Exercise of deferred share units	1,407			(1,407)
Exercise of stock options	20			(6)			14
Share-based compensation				3,773			3,773
Net loss for the year					(3,484)		(3,484)
Other comprehensive income (loss)						1,610	1,610
Ending Balance at Dec. 31, 2022	109,902	6,982	38	20,745	(72,227)	4,094	69,534
Shares issued upon exercise of convertible debt	2,127						2,127
Shares issued as deferred consideration	4,595	(3,491)					1,104
Exercise of restricted share units	2,365			(2,365)
Exercise of deferred share units	218			(218)
Exercise of stock options	808			(368)			440
Expiry of warrants			€ (38)	38
Share-based compensation				2,055			2,055
Net loss for the year					(3,836)		(3,836)
Other comprehensive income (loss)						(1,177)	(1,177)
Ending Balance at Dec. 31, 2023	€ 120,015	€ 3,491		€ 19,887	€ (76,063)	€ 2,917	€ 70,247